Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 48,925,859	$ 235,137,097
Cash	0	105,862
Cash in transit	200,081,400	0
Participant contributions	252,607	0
Employer contributions	102,990	0
Notes receivable from participants	11,276,002	11,079,202
Total receivables	11,631,599	11,079,202
Total assets	260,638,858	246,322,161
Corrective distributions	1,281,216	973,277
Total liabilities	1,281,216	973,277
NET ASSETS AVAILABLE FOR BENEFITS	259,357,642	245,348,884
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	35,317,606	218,201,176
Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	4,939,993	8,014,029
Stable Value Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 8,668,260	$ 8,921,892